Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which require that we, among other things, report the amount of “compensation actually paid” to our named executive officers. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year.
The guiding principles of our compensation philosophy are that pay should be linked to performance and that the interests of our executives and shareholders should be aligned. Our executive officers participate in incentive plans that contain a variety of performance measures that focus not only on financial performance, but also operational excellence, including measures linked to safety, reliability, customer satisfaction, climate, and reportable environmental events. Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Compensation and People Development Committee links the compensation paid to our named executive officers to our corporate performance.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (M)(4)	Company- Selected Measure (Adjusted EPS)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$21,354,759	$24,000,880	$4,296,518	$4,784,037	$127	$122	$2,444	$5.41
2021	$16,451,236	$27,285,740	$4,347,846	$6,327,212	$125	$121	$3,802	$5.24
2020	$14,544,398	$14,571,950	$3,972,840	$3,731,332	$105	$103	$1,270	$5.12

(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iii) adding the change in fair value of stock awards for the applicable year, and (iv) adding the service cost and prior service cost for all defined benefit plans for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Ms. Good is our CEO for each year reflected in columns (b) and (c).

Chief Executive Officer
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2022	$21,354,759	($15,879,501)	($345,924)	$18,849,872	$21,674	$24,000,880
2021	$16,451,236	($11,196,187)	($277,111)	$22,282,586	$25,216	$27,285,740
2020	$14,544,398	($11,431,738)	($246,046)	$11,682,260	$23,076	$14,571,950
Chief Executive Officer Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$16,586,483	$117,665	$721,127	$0	$1,424,597	$18,849,872
2021	$14,816,206	$3,015,337	$3,131,180	$0	$1,319,863	$22,282,586
2020	$10,046,004	$55,831	$202,647	$0	$1,377,778	$11,682,260
Chief Executive Officer Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2022	$21,674	$0	$21,674
2021	$25,216	$0	$25,216
2020	$23,076	$0	$23,076

(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The names of each of our named executive officers (excluding Ms. Good) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; (ii) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (iii) for 2020, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, Douglas F Esamann, and Melissa H. Anderson.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards	Add Average Service and Prior Service Cost for Pension Plans	Average CAP
2022	$4,296,518	($2,459,468)	($45,602)	$2,969,599	$22,989	$4,784,037
2021	$4,347,846	($2,409,834)	($55,696)	$4,420,163	$24,733	$6,327,212
2020	$3,972,840	($2,132,282)	($300,720)	$2,101,119	$90,375	$3,731,332
Other Named Executive Officers Average Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$2,568,968	$22,124	$0	$126,291	$0	$252,216	$2,969,599
2021	$3,149,880	$588,524	$0	$472,264	$0	$209,495	$4,420,163
2020	$1,817,056	$8,978	$37,389	$29,814	$0	$207,882	$2,101,119
Other Named Executive Officers Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2022	$22,989	$0	$22,989
2021	$24,733	$0	$24,733
2020	$90,375	$0	$90,375

(3)
Duke Energy TSR represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Duke Energy TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the UTY on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

(4)
Reflects net income attributable to Duke Energy common stockholders, as reported in our Form 10-K for the applicable year.

(5)
The following table provides a list of the most important financial performance measures used by Duke Energy to link executive compensation actually paid to company performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted EPS
Relative Total Shareholder Return
O&M Expense
Of the goals listed above, we consider adjusted EPS to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link executive compensation actually paid to company performance and therefore include it as the Company-Selected Measure in the table above. Adjusted EPS is a non-GAAP financial measure that represents basic and diluted EPS from continuing operations available to Duke Energy common shareholders, adjusted for the per share impact of special items.

Company Selected Measure Name	Adjusted EPS
Changed Peer Group, Footnote [Text Block]
(3)
Duke Energy TSR represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Duke Energy TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the UTY on December 31, 2019, assuming reinvestment of all dividends, through the end of the covered fiscal year.

PEO Total Compensation Amount	$ 21,354,759	$ 16,451,236	$ 14,544,398
PEO Actually Paid Compensation Amount	$ 24,000,880	27,285,740	14,571,950
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iii) adding the change in fair value of stock awards for the applicable year, and (iv) adding the service cost and prior service cost for all defined benefit plans for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Ms. Good is our CEO for each year reflected in columns (b) and (c).

Chief Executive Officer
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2022	$21,354,759	($15,879,501)	($345,924)	$18,849,872	$21,674	$24,000,880
2021	$16,451,236	($11,196,187)	($277,111)	$22,282,586	$25,216	$27,285,740
2020	$14,544,398	($11,431,738)	($246,046)	$11,682,260	$23,076	$14,571,950
Chief Executive Officer Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$16,586,483	$117,665	$721,127	$0	$1,424,597	$18,849,872
2021	$14,816,206	$3,015,337	$3,131,180	$0	$1,319,863	$22,282,586
2020	$10,046,004	$55,831	$202,647	$0	$1,377,778	$11,682,260
Chief Executive Officer Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2022	$21,674	$0	$21,674
2021	$25,216	$0	$25,216
2020	$23,076	$0	$23,076

Non-PEO NEO Average Total Compensation Amount	$ 4,296,518	4,347,846	3,972,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,784,037	6,327,212	3,731,332
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The names of each of our named executive officers (excluding Ms. Good) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; (ii) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (iii) for 2020, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, Douglas F Esamann, and Melissa H. Anderson.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards	Add Average Service and Prior Service Cost for Pension Plans	Average CAP
2022	$4,296,518	($2,459,468)	($45,602)	$2,969,599	$22,989	$4,784,037
2021	$4,347,846	($2,409,834)	($55,696)	$4,420,163	$24,733	$6,327,212
2020	$3,972,840	($2,132,282)	($300,720)	$2,101,119	$90,375	$3,731,332
Other Named Executive Officers Average Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2022	$2,568,968	$22,124	$0	$126,291	$0	$252,216	$2,969,599
2021	$3,149,880	$588,524	$0	$472,264	$0	$209,495	$4,420,163
2020	$1,817,056	$8,978	$37,389	$29,814	$0	$207,882	$2,101,119
Other Named Executive Officers Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2022	$22,989	$0	$22,989
2021	$24,733	$0	$24,733
2020	$90,375	$0	$90,375

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
(5)
The following table provides a list of the most important financial performance measures used by Duke Energy to link executive compensation actually paid to company performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted EPS
Relative Total Shareholder Return
O&M Expense
Of the goals listed above, we consider adjusted EPS to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link executive compensation actually paid to company performance and therefore include it as the Company-Selected Measure in the table above. Adjusted EPS is a non-GAAP financial measure that represents basic and diluted EPS from continuing operations available to Duke Energy common shareholders, adjusted for the per share impact of special items.

Total Shareholder Return Amount	$ 127	125	105
Peer Group Total Shareholder Return Amount	122	121	103
Net Income (Loss)	$ 2,444,000,000	$ 3,802,000,000	$ 1,270,000,000
Company Selected Measure Amount	5.41	5.24	5.12
PEO Name	Ms. Good	Ms. Good	Ms. Good
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	O&M Expense
PEO [Member] | Adjustment For Grant Date Value Of Stock Awards Granted Each Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,879,501)	$ (11,196,187)	$ (11,431,738)
PEO [Member] | Adjustment For Change In Pension Value As Disclosed Each Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(345,924)	(277,111)	(246,046)
PEO [Member] | Adjustment For Change In Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,849,872	22,282,586	11,682,260
PEO [Member] | Adjustment For Service And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,674	25,216	23,076
PEO [Member] | Change In Fair Value Of Stock Awards, Year End Fair Value Of Stock Awards Granted In Covered Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,586,483	14,816,206	10,046,004
PEO [Member] | Change In Fair Value Of Stock Awards, Year Over Year Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,665	3,015,337	55,831
PEO [Member] | Change In Fair Value Of Stock Awards, Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	721,127	3,131,180	202,647
PEO [Member] | Change In Fair Value Of Stock Awards, Adjustments For Stock Awards That Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Stock Awards, Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,424,597	1,319,863	1,377,778
PEO [Member] | Pension Plan Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,674	25,216	23,076
PEO [Member] | Pension Plan Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment For Grant Date Value Of Stock Awards Granted Each Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,459,468)	(2,409,834)	(2,132,282)
Non-PEO NEO [Member] | Adjustment For Change In Pension Value As Disclosed Each Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,602)	(55,696)	(300,720)
Non-PEO NEO [Member] | Adjustment For Change In Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,969,599	4,420,163	2,101,119
Non-PEO NEO [Member] | Adjustment For Service And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,989	24,733	90,375
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards, Year End Fair Value Of Stock Awards Granted In Covered Fiscal Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,568,968	3,149,880	1,817,056
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards, Year Over Year Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,124	588,524	8,978
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards, Increase Or Decrease In Fair Value Of Stock Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	126,291	472,264	29,814
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards, Adjustments For Stock Awards That Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards, Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	252,216	209,495	207,882
Non-PEO NEO [Member] | Pension Plan Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,989	24,733	90,375
Non-PEO NEO [Member] | Pension Plan Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Stock Awards, Increase Or Decrease In Fair Value Of Stock Awards Granted In Covered Fiscal Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 37,389